StarStream®

Flexible Premium Deferred Variable Annuity

Issued by Depositor

AuguStar® Life Insurance Company

in all states except in New York

AuguStar Variable Account A

Supplement dated May 18, 2026

to the

Prospectus and Summary Prospectus Dated May 18, 2026

This Rate Sheet Prospectus Supplement (“Rate Sheet Supplement”) applies if you elect an Optional Benefit. The Rate Sheet Supplement provides certain information contained in the above-referenced prospectus and summary prospectus. Please read and retain the Rate Sheet Supplement for future reference.

Certain terms used in this Rate Sheet Supplement have special meanings. If a special term is not defined in this Rate Sheet Supplement, it has the meaning given to it in the prospectus.

We are issuing this Rate Sheet Supplement to update “Are There Ongoing Fees and Expenses” in the “Important Information You Should Consider About the Contract” section of the prospectus and summary prospectus. This Rate Sheet Supplement also provides the following current values for the Level, Boost, Daily, and Protector Optional Benefits:

●	Optional Benefit Fee;
●	Maximum Protected Annual Withdrawal Rates;
●	Maximum Annual Optional Benefit Fee Adjustment;
●	Charge Freeze Period;
●	Roll-Up Rate;
●	Roll-Up Period; and
●	Deferral Credit Rates

Additionally, this Rate Sheet Supplement provides the following current values for the Protected Death Benefit:

●	Protected Death Benefit Fee;
●	Maximum Annual Protected Death Benefit Fee Adjustment; and
●	Protected Death Benefit Charge Freeze Period

After your Contract is issued, the percentages and terms listed above are guaranteed not to change for the life of your Contract, except for the Optional Benefit fee and Protected Death Benefit fee which may change after the contract is issued. You will be notified in writing by Us of any change in fee. This Rate Sheet Supplement replaces and supersedes any previous Rate Sheet Supplement and must be used in conjunction with the above-referenced prospectus and summary prospectus. If you need a copy of the current Rate Sheet Supplement, prospectus, or summary prospectus, please call Our Annuity Service Center at 888.925.6446 or visit Our website at www.augustarfinancial.com/starstream. These materials are also filed with the Securities and Exchange Commission and are available on the EDGAR system at www.sec.gov, file number 333-290558. You may obtain historical Rate Sheet Supplements in the same manner. Previously offered terms from historical Rate Sheet Supplements will also be included in an appendix to the prospectus and available on www.augustarfinancial.com/starstream.

The rates and periods provided in this Rate Sheet Supplement apply to any application (including a spousal continuation form) signed on or after May 18, 2026, provided that this Rate Sheet Supplement remains in effect. If the application is signed after this Rate Sheet Supplement is no longer in effect, You will receive the terms that are in effect on the date that Your application is signed in Good Order.

It is important that you have the most current Rate Sheet Supplement as of the date you sign the application. This Rate Sheet Supplement has no specified end date and can be superseded at any time. If We supersede this Rate Sheet Supplement with a new Rate Sheet Supplement, the new Rate Sheet Supplement will be filed a minimum of 10 business days prior to its effective date on EDGAR at www.sec.gov, file number 333-290558.

Important Information You Should Consider About the Contract

Fees and Expenses				Location in Prospectus
Are There Ongoing Fees and Expenses?	Yes. The table below describes the fees and expenses that You may pay each year, depending on the investment options and Optional Benefit You choose. Please refer to Your Contract specifications page for information about the specific fees You will pay each year based on the options You have elected.			Fees and Expenses Table Fees and Charges the Company Deducts Appendix A – Investment Options Available under the Contract

	Annual Fee	Minimum	Maximum
	1. Base Contract	1.30%[1]	1.30%[1]
	2. Underlying Fund fees and expenses	0.50%[2]	1.49%[2]
	3. Optional Benefits available for an additional charge (for a single optional benefit, if elected)	1.50%[3]	2.50%[3]

1 As a percentage of the average daily net asset value in the Variable Portfolios.

2As a percentage of Underlying Fund average net assets, before any expense reimbursement or fee waiver arrangement.

3As a percentage of Protected Benefit Base.

Because Your Contract is customizable, the choices You make affect how much You will pay. To help You understand the cost of owning Your Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract, which could add withdrawal charges during the withdrawal charge period that substantially increase costs.

Lowest Annual Cost: $ 1,443.35	Highest Annual Cost: $ 5,065.34

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Least expensive Underlying Fund fees and expenses

● No Optional Benefits

● No sales charges

● No additional Purchase Payments, transfers or withdrawals

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Most expensive combination of Optional Benefits and Underlying Fund fees and expenses

● No sales charges

● No additional Purchase Payments, transfers

or withdrawals

Level

Single/Joint
Optional Benefit Fee	1.50%
Maximum Annual Optional Benefit Fee Adjustment (per benefit year)	0.40%
Charge Freeze Period	5 years

The Optional Benefit Fee is calculated as a percentage of the Protected Benefit Base (as defined in “The Optional Benefits” of the prospectus) and is deducted from the Contract Value. The initial Optional Benefit Fee rate is guaranteed for the Charge Freeze Period. Subsequently, the Optional Benefit Fee may change subject to the maximum rate as further explained in Optional Benefit Fee of “Fees and Charges of the Contract” of the prospectus.

Roll-Up Rate	Roll-Up Period
6.0%	10 years

Deferral Credit Period	Deferral Credit Rate Single	Deferral Credit Rate Joint
5+ years	0.40%	0.20%

Covered Life’s Age(1) (at the time of the first Protected Lifetime Withdrawal or Protected Lifetime Income Amount(2))	Maximum Protected Annual Withdrawal Rate	Joint Option for Maximum Protected Annual Withdrawal Rate (as applied to the younger Covered Life)
45-59	3.65%	3.15%
60-64	4.85%	4.35%
65-69	6.25%	5.75%
70-74	6.45%	5.95%
75-79	6.65%	6.15%
80+	6.70%	6.20%

(1)	The Maximum Protected Annual Withdrawal Rate is determined based on the age of the Covered Life at the time of the first Protected Lifetime Withdrawal or Protected Lifetime Income payment. If the single option is elected, the Annuitant is the Covered Life. If the joint option is elected and the Annuitant and the Annuitant’s spouse are added as Covered Lives, then the younger Covered Life’s age will be used. The Maximum Protected Annual Withdrawal Rate is the same before and after the contract value reaches zero.

(2)	Assumes that the Protected Lifetime Withdrawal Period was never activated.

Daily

Single/Joint
Optional Benefit Fee	1.50%
Maximum Annual Optional Benefit Fee Adjustment (per benefit year)	0.40%
Charge Freeze Period	5 years

The Optional Benefit Fee is calculated as a percentage of the Protected Benefit Base (as defined in “The Optional Benefits” of the prospectus) and is deducted from the Contract Value. The initial Optional Benefit Fee rate is guaranteed for the Charge Freeze Period. Subsequently, the Optional Benefit Fee may change subject to the maximum rate as further explained in Optional Benefit Fee of “Fees and Charges of the Contract” of the prospectus.

Roll-Up Rate	Roll-Up Period
6.00%	10 years

Deferral Credit Period	Deferral Credit Rate Single	Deferral Credit Rate Joint
5+ years	0.40%	0.20%

Covered Life’s Age(1) (at the time of the first Protected Lifetime Withdrawal or Protected Lifetime Income payment(2))	Maximum Protected Annual Withdrawal Rate	Joint Option for Maximum Protected Annual Withdrawal Rate (as applied to the younger Covered Life)
45-59	3.25%	2.75%
60-64	4.45%	3.95%
65-69	5.85%	5.35%
70-74	6.05%	5.55%
75-79	6.25%	5.75%
80+	6.30%	5.80%
(1)	The Maximum Protected Annual Withdrawal Rate is determined based on the age of the Covered Life at the time of the first Protected Lifetime Withdrawal or Protected Lifetime Income payment. If the single option is elected, the Annuitant is the Covered Life. If the joint option is elected and the Annuitant and the Annuitant’s spouse are added as Covered Lives, then the younger Covered Life’s age will be used. The Maximum Protected Annual Withdrawal Rate is the same before and after the contract value reaches zero.

(2)	Assumes that the Protected Lifetime Withdrawal Period was never activated.

Protector

Single
Optional Benefit Fee	1.50%
Maximum Annual Optional Benefit Fee Adjustment (per benefit year)	0.40%
Charge Freeze Period	5 years

The Optional Benefit Fee is calculated as a percentage of the Protected Benefit Base (as defined in “Optional Benefit” of the prospectus) and is deducted from the Contract Value. The initial Optional Benefit Fee rate is guaranteed for the Charge Freeze Period. Subsequently, the Optional Benefit Fee may change subject to the maximum rate as further explained in Optional Benefit Fee of “Fees and Charges of the Contract” of the prospectus.

Single
Protected Death Benefit Fee	0.50%
Maximum Annual Protected Death Benefit Fee Adjustment (per benefit year)	0.15%
Protected Death Benefit Charge Freeze Period	5 years

The Protected Death Benefit Fee is calculated as a percentage of the Protected Death Benefit Base (as defined in “The Optional Benefits” of the prospectus) and is deducted from the Contract Value. The initial Protected Death Benefit Fee Rate is guaranteed for the Protected Death Benefit Charge Freeze Period. Subsequently, the Protected Death Benefit Fee may change subject to the maximum rate as further explained in Protected Death Benefit Fee (Protector Only) of “Fees and Charges of the Contract” of the prospectus.

Roll-Up Rate	Roll-Up Period
6.00%	10 years

Deferral Credit Rate Single
5+ years	0.40%

Covered Life’s(1) Age (at the time of the first Protected Lifetime Withdrawal or Protected Lifetime Income payment(2))	Maximum Protected Annual Withdrawal Rate
45-59	3.75%
60-64	4.30%
65-69	5.70%
70-74	5.90%
75-79	6.00%
80+	6.00%

(1)	The Maximum Protected Annual Withdrawal Rate is determined based on the age of the Covered Life at the time of the first Protected Lifetime Withdrawal or Protected Lifetime Income payment. The Annuitant is the Covered Life. The Maximum Protected Annual Withdrawal Rate is the same before and after the contract value reaches zero.

(2)	Assumes that the Protected Lifetime Withdrawal Period was never activated.

Boost

Single/Joint
Optional Benefit Fee	1.50%
Maximum Annual Optional Benefit Fee Adjustment (per benefit year)	0.40%
Charge Freeze Period	5 years

The Optional Benefit Fee is calculated as a percentage of the Protected Benefit Base (as defined in “The Optional Benefits” of the prospectus) and is deducted from the Contract Value. The initial Optional Benefit Fee rate is guaranteed for the Charge Freeze Period. Subsequently, the Optional Benefit Fee may change subject to the maximum rate as further explained in Optional Benefit Fee in “Fees and Charges of the Contract” of the prospectus.

Roll-Up Rate	Roll-Up Period
6.00%	10 years

Deferral Credit Period	Contract Value is Greater than $0		Once Contract Value Reaches $0 For Reason Other Than Pre-Lifetime or Excess Withdrawal
	Deferral Credit Rate Single	Deferral Credit Rate Joint	Deferral Credit Rate Single	Deferral Credit Rate Joint
5+ years	0.40%	0.20%	0.20%	0.10%

Covered Life’s(1) Age (at the time of the first Protected Lifetime Withdrawal or Protected Lifetime Income payment(2))	Contract Value is Greater than $0		Once Contract Value Reaches $0 For Reason Other Than Pre-Lifetime or Excess Withdrawal
	Maximum Protected Annual Withdrawal Rate	Joint Option for Maximum Protected Annual Withdrawal Rate (as applied to the younger Covered Life)	Maximum Protected Annual Withdrawal Rate	Joint Option for Maximum Protected Annual Withdrawal Rate (as applied to the younger Covered Life)
45-59	4.50%	4.00%	3.00%	3.00%
60-64	5.75%	5.25%	3.00%	3.00%
65-69	8.70%	8.20%	3.50%	3.25%
70-74	8.95%	8.45%	3.50%	3.25%
75-79	9.20%	8.70%	3.50%	3.25%
80+	9.30%	8.80%	3.50%	3.25%
(1)	The Maximum Protected Annual Withdrawal Rate is determined based on the age of the Covered Life at the time of the first Protected Lifetime Withdrawal or Protected Lifetime Income payment. If the single option is elected, the Annuitant is the Covered Life. If the joint option is elected and the Annuitant and the Annuitant’s spouse are added as Covered Lives, then the younger Covered Life’s age will be used.

(2)	Assumes that the Protected Lifetime Withdrawal Period was never activated.